SELECTED STATEMENTS OF PROFIT OR LOSS DATA - Disclosure of statement of profit and loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [abstract]
Salaries and related expenses	$ 19,718	$ 6,897
Depreciation and amortization	$ 6,004	$ 930